Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable

	Notes	March 31, 2026	March 31, 2025
		$	$
Trade receivables, net (1)	22(a)	41,965	35,018
Sales taxes receivable		—	3,087
Lease receivable	22(a)	1,588	1,585
Other receivables		1,025	2,780
		44,578	42,470
(1)    Refer to (Note 22(a)) for expected credit risk loss provisions.